FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/09





























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
(Unaudited)
March 31, 2009

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 97.32%

Railroads, Line-Haul Operating-5.20%
   Burlington Northern                       9000       $    541,350

Construction Machinery and Equipment-3.37%
   Caterpiller                              12541            350,646

Industrial, Inorganic Chemicals-2.36%
   Dow	                                29086            245,195

Plastic Materials, Synthetic Resins,
Nonvulcanizable Elastomers-3.35%
   Eastman Chemical                          2649             70,993
   PPG Industries                            7539            278,189
                                                             -------
                                                             349,182
Metal Mining Services-3.30%
   Freeport-McMoran Copper and Gold          9000            342,990

Electric and other Electrical Equipment
and Components-3.50%
   General Electric                         36000            363,960

Industrial Organic Chemicals-3.71%
   Olin						  27045            385,932

Motor Vehicles and Passenger Car Bodies-0.91%
   Paccar                                    3678             94,745

Copper Ores-5.36%
   Southern Copper Corp				  32000            557,440

Lumber and Other Building Materials
Dealers-7.47%
   Home Depot                               33000            777,480

Motorcycles, Bicycles and Parts-2.14%
   Harley Davidson                          16600            222,274







STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
March 31, 2009

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Transportation Equipment-0.59%
   Polaris                                   2855             61,211

Household Appliances-2.01%
   Whirlpool                                 7065            209,053

Cigarettes-9.05%
   Altria                                   36785            589,296
   Philip Morris Intl                        9885            351,708
                                                             -------
                                                             941,004
Candy and Other Confectionery Products-5.91%
   Hershey						  17700            615,075

Food Preparations-3.68%
   Kraft                                    17172            382,764

Chewing and Smoking Tobacco and Snuff-2.58%
      Universal Corp                         8956            267,964

Petroleum Refining-11.48%
   Chevron Corp				         8031            540,004
   ConocoPhillips                           16703            654,089
                                                            --------
                                                           1,194,093

Pharmaceutical Preparations-6.36%
   Pfizer                                   48606            662,014

Semi Conductors and Related Devices-5.78%
   Intel Corp					  40000            601,200
















STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
March 31, 2009

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        -------

Telephone Communications, Except
Radiotelephone-9.20%
   New Zealand Telecom                      46240            301,022
   Verizon                                  21741            656,578
                                                            --------
                                                             957,600

                                                            --------
Total common stocks (cost $15,380,539)                    10,123,174



   SHORT-TERM INVESTMENTS ? 2.33%
   Money Market Funds                $242,914                242,914
      (Bears interest at approx 0.5%)                       --------

   Total short-term investments (cost $242,914)              242,914
                                                            --------

Total investment securities-99.66%    (cost$15,623,453)   10,366,086

Other Assets-Net-0.34%                                        35,355
                                                            --------

Net assets - 100.00%                                     $10,401,443
                                                        ============





The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $10,366,086          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $10,366,086          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.





















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2009 were $726,553 and $706,512, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated ($5,257,366), of which $99,591 related to unrealized appreciation of securities and ($5,356,957) related to unrealized depreciation of securities. The cost of investments at March 31, 2009 for Federal Income tax purposes was $15,380,540, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.





















Item 3.  Exhibits


Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    President

Date:  4/27/2009






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  4/27/2009